Financial instruments and risk management - Significant financial instruments measured at fair value (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(Loss)/gain on financial instruments
Financial assets measured at fair value	R 1,287	R 1,151	R 1,233	R 855
Financial liabilities measured at fair value	0	0	1,570	R 0
Level 1 | Derivative financial instrument
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 1 | Gold hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 1 | Zinc hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 1 | Other hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 1 | Metals borrowing liability
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	1,667	855	0
Level 1 | Contingent consideration
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 2 | Derivative financial instrument
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	3,810
Level 2 | Gold hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	453	282	140
Level 2 | Zinc hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	15	208	33
Level 2 | Other hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	80	0	0
Level 2 | Metals borrowing liability
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 2 | Contingent consideration
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Derivative financial instrument
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Gold hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Zinc hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Other hedge contracts
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Metals borrowing liability
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	0
Level 3 | Contingent consideration
(Loss)/gain on financial instruments
Financial liabilities measured at fair value	0	0	1,570
Environmental rehabilitation obligation funds | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Environmental rehabilitation obligation funds | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	3,915	3,750	3,212
Environmental rehabilitation obligation funds | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — PGM concentrate sales | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — PGM concentrate sales | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	1,286	965	3,407
Trade receivables — PGM concentrate sales | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — Zinc provisional price sales | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — Zinc provisional price sales | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	84	356	108
Trade receivables — Zinc provisional price sales | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Other investments | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	1,968	1,517	1,241
Other investments | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	752	504	411
Other investments | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	R 1,287	R 1,151	R 1,233